UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 13, 2004
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 32
Form 13F Information Table Value Total:  $510,220
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMERICREDIT CORP			COM	03060R101	 45,402 2666000	SH		SOLE		2666000
AMERITRADE HOLDING CORP			COM	03074K100	 3,234 	210000	SH		SOLE		210000
BANKATLANTIC BANCORP INC-CL A		COM	065908501	 5,631 	332000	SH		SOLE		332000
BANKUNITED FINANCIAL CORP-CL A		COM	06652B103	 520 	17500	SH		SOLE		17500
CAPITAL ONE FINANCIAL CORP		COM	14040H105	 75,430 1000000	SH		SOLE		1000000
CIT GROUP INC NEW			COM	125581108	 10,844 285000	SH		SOLE		285000
COMMERCE BANCORP INC - N.J.		COM	200519106	 23,783 361000	SH		SOLE		361000
E TRADE GROUP INC			COM	269246104	 8,210 	615000	SH		SOLE		615000
E-LOAN INC				COM	26861P107	 13,062 4200000	SH		SOLE		4200000
FIRST COMMUNITY BANCORP CALIF		COM	31983B101	 2,281 	61000	SH		SOLE		61000
FIRST REPUBLIC BANK			COM	336158100	 3,432 	89000	SH		SOLE		89000
FIRST TENNESSEE NATIONAL CORP		COM	337162101	 30,528 640000	SH		SOLE		640000
FRIEDMAN BILLINGS RAMSEY GROUP		COM	358434108	 1,822 	67500	SH		SOLE		67500
GATX CORP				COM	361448103	 5,653 	255000	SH		SOLE		255000
GOLDEN WEST FINANCIAL CORP-DEL		COM	381317106	 8,396 	75000	SH		SOLE		75000
GOLDMAN SACHS GROUP INC			COM	38141G104	 10,435 100000	SH	 	SOLE		100000
H & R BLOCK INC				COM	093671105	 5,103 	100000	SH		SOLE		100000
IRWIN FINANCIAL CORP			COM	464119106	 567 	21000	SH		SOLE		21000
M & T BANK CORP COM			COM	55261F104	 4,493 	50000	SH		SOLE		50000
METRIS COMPANIES INC			COM	591598107	 31,815 3957140	SH		SOLE		3957140
MGIC INVESTMENT CORP-WIS		COM	552848103	 18,948 295000	SH		SOLE		295000
NATIONAL COMMERCE FINANCIAL		COM	63545P104	 10,014 350000	SH		SOLE		350000
NATIONAL PROCESSING INC			COM	637229105	 6,967 	366700	SH		SOLE		366700
NETBANK INC				COM	640933107	 23,175 1898000	SH		SOLE		1898000
PORTFOLIO RECOVERY ASSOCIATES		COM	73640Q105	 29,205 1084065	SH		SOLE		1084065
PROVIDIAN FINANCIAL CORP		COM	74406A102	 79,910 6100000	SH		SOLE		6100000
RENT A CENTER INC - NEW			COM	76009N100	 13,975 424000	SH		SOLE		424000
RIGGS NATIONAL CORP			COM	766570105	 12,829 745000	SH		SOLE		745000
SOUTHWEST BANCORPORATION OF		COM	84476R109	 5,320 	141000	SH		SOLE		141000
UCBH HOLDINGS INC			COM	90262T308	 841 	21000	SH		SOLE		21000
UMPQUA HLDGS CORP			COM	904214103	 3,230 	160000	SH		SOLE		160000
VIAD CORP				COM	92552R109	 15,167 627500	SH		SOLE		627500


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